Notes and Loans Payable (Details) - Schedule of Loans and Notes Payable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Loans And Notes Payable Abstract
Principal loans and notes	$ 615,500	$ 519,054
Discounts	(270,064)	(45,816)
Total	345,436	473,238
Less Current portion	(217,897)	(170,036)
Non-current	$ 127,539	$ 303,202